Non-controlling interests - Components of non-controlling interests (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 7,621	$ 7,192
Ordinary shares
Disclosure of classes of share capital [line items]
Non-controlling interests	7,621	6,932
Preference shares
Disclosure of classes of share capital [line items]
Non-controlling interests	$ 0	$ 260